Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,176	$ 11,215
Accounts receivable	900	1,541
Inventories	44	152
Crypto assets	6,709	4,650
Stablecoin assets	81	12
Deposits, prepayments and other current assets, net	1,341	1,121
Total current assets	12,251	18,691
Property and equipment, net	4,994	1,872
Intangible assets, net		94
Operating lease right-of-use assets, net	830	443
Total non-current assets	5,824	2,409
Total assets	18,075	21,100
Current liabilities:
Accounts payable	45	165
Operating lease liabilities-current	241	188
Accrued and other liabilities	359	159
Other payable and accrued liabilities	42	43
Total current liabilities	687	555
Operating lease liabilities-non-current	569	231
Total non-current liabilities	569	231
Total Liabilities	1,256	786
Commitments and contingencies - Note 12
Shareholders’ equity:
Additional paid-in capital	48,680	46,030
Accumulated deficit	(31,345)	(25,257)
Accumulated other comprehensive income/(loss)	(518)	(461)
Total shareholders’ equity	16,820	20,314
Total Liabilities and shareholders’ equity	18,075	21,100
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	1	1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	$ 1	$ 1